Fair value measurements - Financial assets and liabilities measured at fair value on recurring basis (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets
Derivative assets	$ 36,913	$ 81,770
Liabilities
Derivative liabilities	89,457	15,440
Recurring
Assets
Derivative assets	36,913	81,770
Investments, at fair value	25,235	75,496
Liabilities
Derivative liabilities	89,457	15,440
Recurring | Level 1
Assets
Derivative assets	0	0
Investments, at fair value	25,235	75,496
Liabilities
Derivative liabilities	0	0
Recurring | Level 2
Assets
Derivative assets	36,913	81,770
Investments, at fair value	0	0
Liabilities
Derivative liabilities	89,457	15,440
Recurring | Level 3
Assets
Derivative assets	0	0
Investments, at fair value	0	0
Liabilities
Derivative liabilities	$ 0	$ 0